Description of Business and Basis for Preparation - Reporting Entity (Details)	6 Months Ended
Jun. 30, 2020 Segment € / shares
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Number of reportable segments | Segment	2
Par value per share (in eur per share) | € / shares	€ 1.00